GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance
A	36159LAN6	2.81000%	1,432,500,000.00	1,432,500,000.00	0.00	3,242,622.92	3,242,622.92	1,432,500,000.00
B	36159LAP1	2.97000%	52,500,000.00	52,500,000.00	0.00	125,606.25	125,606.25	52,500,000.00
C	36159LAQ9	3.17000%	15,000,000.00	15,000,000.00	0.00	38,304.17	38,304.17	15,000,000.00
TOTALS			1,500,000,000.00	1,500,000,000.00	0.00	3,406,533.34	3,406,533.34	1,500,000,000.00

Beginning of Month Balance	9,098,731,934.87
New Volume	2,157,185,747.04
Principal Collections	2,342,565,975.05
Defaulted Amount	1,153,386.13
End of Month Balance	8,912,198,320.73

Annualized Yield	8.96%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	2,342,565,975.05	0.00	2,342,565,975.05
Non Principal Collections	67,417,024.65	0.00	67,417,024.65
Total Collections	2,409,982,999.70	0.00	2,409,982,999.70
Defaults
Default Amount	1,153,386.13	0.00	1,153,386.13
Series Allocation Percentage			16.49%
Investor Default Amount			190,145.09
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Allocation of Available Non Principal Collections
Series Allocation Percentage			16.49%
Available Non Principal Collections Allocated to Series				11,114,245.12
Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series				11,114,245.12
(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		71.43
	(D)	Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee			2,500,000.00
	Unpaid Servicer Advances and interest thereon			0.00

(iii)	Class A Monthly Interest			3,242,622.92
(iv)	Class B Monthly Interest			125,606.25
(v)	Class C Monthly Interest			38,304.17

(vi)	Investor Default Amount (treated as Available Principal Collections)			190,145.09

(vii) Investor Charge-offs			0.00
	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

(viii)	Amount Required to be Deposited to the Reserve Account			0.00
(ix)	Remaining Amounts due to:
	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00

(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Excess Non Principal Collections for Series 2005-1	0.00
Excess Non Principal Collections for Series 2005-2	2,495,313.92
Excess Non Principal Collections for Series 2006-1	5,017,495.26
Excess Non Principal Collections for Series 2006-2	1,648,143.16
Excess Non Principal Collections for Series 2006-3	3,345,134.14
Excess Non Principal Collections for Series 2006-4	4,183,197.70
Excess Non Principal Collections for Series 2007-1	3,321,773.03
Excess Non Principal Collections for Series 2007-2	3,339,736.91

Total Excess Non Principal Collections	23,350,794.12

Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	23,350,794.12

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	386,191,063.52
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	386,381,208.61

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00

	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00

	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,803,112,306.82
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	1,803,112,306.82

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	37,500,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	1,500,000,000.00
Required Reserve Account Amount	37,500,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	90,070.92
Reserve Account Withdrawals	90,070.92
Ending Reserve Account Amount	37,500,000.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	3,406,533.34
Disbursements	3,406,533.34
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount
Note Trust Principal Balance	8,912,198,320.73
Aggregate Collateral Amount for all Series of Notes	7,000,000,000.00
Free Equity Amount	1,912,198,320.73

Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	7,000,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Summary of Allocation of Collections

Total Principal Collections	2,342,565,975.05

Principal Collections Allocated to Series 2005-1	0.00
Principal Collections Allocated to Series 2005-2	193,095,531.75
Principal Collections Allocated to Series 2006-1	386,191,063.52
Principal Collections Allocated to Series 2006-2	128,730,354.51
Principal Collections Allocated to Series 2006-3	257,460,709.01
Principal Collections Allocated to Series 2006-4	321,825,886.26
Principal Collections Allocated to Series 2007-1	257,460,709.01
Principal Collections Allocated to Series 2007-2	257,460,709.01
Principal Collections Not Allocated to Any Series and Released to Transferor	540,341,011.98

Total Non Principal Collections	67,417,024.65

Non Principal Collections Allocated to Series 2005-1	0.00
Non Principal Collections Allocated to Series 2005-2	5,557,122.55
Non Principal Collections Allocated to Series 2006-1	11,114,245.12
Non Principal Collections Allocated to Series 2006-2	3,704,748.37
Non Principal Collections Allocated to Series 2006-3	7,409,496.74
Non Principal Collections Allocated to Series 2006-4	9,261,870.93
Non Principal Collections Allocated to Series 2007-1	7,409,496.74
Non Principal Collections Allocated to Series 2007-2	7,409,496.74

Non Principal Collections Not Allocated to Any Series and Released to Transferor	15,550,547.46

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Average Monthly Payment Rates < 20%
Current Monthly Payment Rate	25.75%
Prior Monthly Payment Rate	23.14%
Second Prior Monthly Payment Rate	20.89%
3 Month Average Monthly Payment Rate	23.26%

(7) Reserve Account balance < Reserve Account trigger		No

Reserve Account balance	37,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	1,500,000,000.00
Reserve Account trigger	33,750,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No

Current Month	2.02%
Prior Month	16.14%
Second Prior Month	13.55%
Third Prior Month	10.90%
Fourth Prior Month	8.23%
Fifth Prior Month	5.48%

(9) Have any new series been issued during the related monthly collection period?		No

(10) Have any account additions or account removals occurred during the related monthly collection period?		No

Number of accounts added / (removed)

GE Dealer Floorplan Master Note Trust
2006-1
Payment Date:	5/20/2008
Collection Period Ended:	4/30/2008
Closing Date:	06/30/2006
Next Payment Date:	6/20/2008
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Delinquency
	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	4.8	0.05%
61 - 90	2.6	0.03%
91 - 120	2.5	0.03%
121 - 150	1.9	0.02%
151 - 180	1.3	0.02%
*Total	13.1	0.15%
*Figures may not foot due to rounding